Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Debt securities at FVOCI reserve
Balance as at beginning of year	$ 443	$ 177
Net gains/(losses) from changes in fair value	(329)	578
Income tax effect	88	(177)
Transferred to income statement	(254)	(195)	$ (79)
Income tax effect	78	58
Loss allowance on debt securities measured at FVOCI	(2)	2
Other	38
Balance as at end of year	62	443	177
Equity securities at FVOCI reserve
Balance as at beginning of year	44	(4)
Net gains/(losses) from changes in fair value	92	50
Income tax effect		(2)
Balance as at end of year	136	44	(4)
Share-based payment reserve
Balance as at beginning of year	1,806	1,720
Share-based payment expense	87	86	78
Balance as at end of year	1,893	1,806	1,720
Cash flow hedge reserve
Balance as at beginning of year	196	(42)
Net gains/(losses) from changes in fair value	1,304	296	(95)
Income tax effect	(383)	(86)
Transferred to income statements	(434)	39	218
Income tax effect	130	(11)
Balance as at end of year	813	196	(42)
Foreign currency translation reserve
Balance as at beginning of year	(241)	(292)
Exchange differences on translation of foreign operations	(500)	249
Gains/(losses) on net investment hedges	236	(198)
Balance as at end of year	(505)	(241)	(292)
Other reserves
Balance as at beginning of year	(21)	(15)
Transactions with owners		(6)
Balance as at end of year	(21)	(21)	(15)
Total reserves	2,378	2,227
Parent Entity
Debt securities at FVOCI reserve
Balance as at beginning of year	499	125
Net gains/(losses) from changes in fair value	(47)	730
Income tax effect	12	(220)
Transferred to income statement	(254)	(195)
Income tax effect	78	58
Loss allowance on debt securities measured at FVOCI	(2)	2
Other	27	(1)
Balance as at end of year	313	499	125
Equity securities at FVOCI reserve
Balance as at beginning of year	(2)
Net gains/(losses) from changes in fair value	7	(2)
Balance as at end of year	5	(2)
Share-based payment reserve
Balance as at beginning of year	1,697	1,611
Share-based payment expense	87	86
Balance as at end of year	1,784	1,697	1,611
Cash flow hedge reserve
Balance as at beginning of year	135	20
Net gains/(losses) from changes in fair value	881	177
Income tax effect	(265)	(53)
Transferred to income statements	(445)	(13)
Income tax effect	134	4
Balance as at end of year	440	135	20
Foreign currency translation reserve
Balance as at beginning of year	(222)	(221)
Exchange differences on translation of foreign operations	12	40
Gains/(losses) on net investment hedges	15	(41)
Balance as at end of year	(195)	(222)	(221)
Other reserves
Balance as at beginning of year	41	41
Balance as at end of year	41	41	$ 41
Total reserves	$ 2,388	$ 2,148